Related-Party Transactions Disclosure: Summary of Debt Forgiveness - Due to related parties for demand notes payable (Tables)	12 Months Ended
Jan. 31, 2020
Tables/Schedules
Summary of Debt Forgiveness - Due to related parties for demand notes payable

Amounts due for	Principal	Accrued Interest
Accrued interest on note payable to the CEO	$-	$127,674
Accrued interest on note payable to the CFO	-	5,777
Note payable including accrued interest to a major shareholder	456,369	128,666
Accrued interest on note payable to the company controlled by directors	-	55,303
Total notes payable and accrued interest forgiven by related parties	$456,369	$317,420